Pensions and post-retirement benefits - Balance sheet reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ (231)	£ (243)	£ (265)
Interest costs or income on scheme liabilities or assets	48	24	12
Past service cost	0	(134)	3
Net surplus/(deficit)	1,760	1,453
Retirement benefit assets	2,108	1,768
Retirement benefit liabilities	(348)	(315)
Net retirement benefit assets/(liabilities)	1,760	1,453
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	1,410	2,167
Net surplus/(deficit)	2,058	1,735
Retirement benefit assets	2,058	1,735
Retirement benefit liabilities	0	0
Net retirement benefit assets/(liabilities)	2,058	1,735
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(28,269)	(30,268)
Current service cost	(231)	(243)
Interest costs or income on scheme liabilities or assets	(747)	(705)
Past service cost	0	(134)
Remeasurement (loss)/gain - financial	(3,087)	1,129
Remeasurement gain/(loss) - demographic	223	(241)
Remeasurement gain - experience	277	(75)
Employee contributions	(5)	(4)
Benefits paid	1,459	2,205
Exchange and other movements	47	67
Benefit obligation at end of the year	(30,333)	(28,269)	(30,268)
Defined benefit obligations [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(27,301)	(29,160)
Current service cost	(210)	(226)
Interest costs or income on scheme liabilities or assets	(718)	(677)
Past service cost	0	(140)
Remeasurement (loss)/gain - financial	(2,964)	1,075
Remeasurement gain/(loss) - demographic	214	(245)
Remeasurement gain - experience	266	(94)
Employee contributions	(1)	(1)
Benefits paid	1,410	2,167
Exchange and other movements	0	0
Benefit obligation at end of the year	(29,304)	(27,301)	(29,160)
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	29,722	30,922
Interest costs or income on scheme liabilities or assets	(795)	(729)
Employer contribution	755	754
Remeasurement - return on scheme assets greater/(less) than discount rate	2,312	(400)
Employee contributions	(5)	(4)
Benefits paid	1,459	2,205
Exchange and other movements	(37)	(82)
Fair value of scheme assets at end of the year	32,093	29,722	30,922
Fair value of plan assets [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	29,036	30,112
Interest costs or income on scheme liabilities or assets	(774)	(709)
Employer contribution	731	741
Remeasurement - return on scheme assets greater/(less) than discount rate	2,230	(360)
Employee contributions	(1)	(1)
Benefits paid	1,410	2,167
Exchange and other movements	0	0
Fair value of scheme assets at end of the year	£ 31,362	£ 29,036	£ 30,112